EARNINGS PER SHARE CALCULATIONS - Schedule of EPS Calculations, Basic (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings from continuing operations attributable to common stockholders (in USD per share)	$ 1.77	$ 1.10	$ 2.02
(Loss) earnings from discontinued operations, net of tax - basic (in USD per share)	(0.10)	(0.16)	9.75
Earnings per common share - basic (in USD per share)	$ 1.68	$ 0.94	$ 11.77